Significant accounting policies - Foreign currency transactions and balances (Details) - £ / $	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Foreign exchange rates
Closing rate	0.7845	0.8306
Average rate	0.8042	0.8117